Shareholders' Equity (Summary Of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total expenses	$ 5,383	$ 5,458	$ 5,493
Cost Of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total expenses	66	66	64
Research And Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total expenses	1,103	1,124	1,247
Selling And Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total expenses	3,298	3,135	2,393
General And Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total expenses	$ 916	$ 1,133	$ 1,789